                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08471

                      Morgan Stanley Aggressive Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                          ------------
            COMMON STOCKS (97.6%)
            Advertising/Marketing Services (2.7%)
 133,300    Getty Images, Inc.*                                    $  8,532,533
                                                                   ------------
            Air Freight/Couriers (5.0%)
 172,400    C.H. Robinson Worldwide, Inc.                             7,645,940
  98,400    Expeditors International of Washington, Inc.              8,424,024
                                                                   ------------
                                                                     16,069,964
                                                                   ------------
            Biotechnology (1.9%)
 114,413    Gen-Probe Inc.*                                           6,117,663
                                                                   ------------
            Broadcasting (2.0%)
 309,441    Grupo Televisa S.A. - CPO (ADR) (Mexico)                  6,560,149
                                                                   ------------
            Casino/Gaming (2.9%)
 120,000    Station Casinos, Inc.                                     9,249,600
                                                                   ------------
            Chemicals: Agricultural (4.2%)
 164,230    Monsanto Co.                                             13,696,782
                                                                   ------------
            Data Processing Services (2.9%)
 196,700    First Data Corp.                                          9,380,623
                                                                   ------------
            Discount Stores (7.5%)
 201,025    Costco Wholesale Corp.                                   10,941,791
  92,000    Sears Holdings Corp.*                                    13,219,480
                                                                   ------------
                                                                     24,161,271
                                                                   ------------
            Financial Conglomerates (4.7%)
 365,850    Brookfield Asset Mangemnet Inc. (Class A)
            (Canada)                                                 15,292,530
                                                                   ------------
            Financial Publishing/Services (2.4%)
 140,800    McGraw-Hill Companies, Inc. (The)                         7,836,928
                                                                   ------------
            Home Building (3.9%)
 135,300    Desarrolladora Homex S.A. de C.V. (ADR)
            (Mexico)*                                                 5,184,696
  49,200    M.D.C. Holdings, Inc.                                     2,842,776
   6,229    NVR, Inc.*                                                4,702,895
                                                                   ------------
                                                                     12,730,367
                                                                   ------------
            Hotels/Resorts/Cruiselines (1.9%)
 133,100    Carnival Corp. (Panama)                                   6,231,742
                                                                   ------------
            Internet Retail (1.4%)
 127,100    Amazon.com, Inc.*                                         4,475,191
                                                                   ------------
            Internet Software/Services (8.8%)
  42,300    Google, Inc. (Class A)*                                  17,678,862
 331,500    Yahoo!, Inc.*                                            10,866,570
                                                                   ------------
                                                                     28,545,432
                                                                   ------------
            Investment Banks/Brokers (4.6%)
  10,505    Chicago Mercantile Exchange Holdings, Inc                 4,811,290
 141,799    Greenhill & Co., Inc.                                    10,056,385
                                                                   ------------
                                                                     14,867,675
                                                                   ------------
            Medical Specialties (2.1%)
 173,900    Dade Behring Holdings, Inc.                               6,782,100
                                                                   ------------
            Miscellaneous Commercial Services (7.2%)
 165,800    Corporate Executive Board Co. (The)                      17,762,154
 144,087    Iron Mountain Inc.*                                       5,633,802
                                                                   ------------
                                                                     23,395,956
                                                                   ------------
            Oil & Gas Production (8.5%)

 427,220    Ultra Petroleum Corp. (Canada)*                          27,324,991
                                                                   ------------
            Other Consumer Services (5.8%)
 373,300    eBay, Inc.*                                              12,845,253
  56,400    Strayer Education, Inc.                                   5,865,036
                                                                   ------------
                                                                     18,710,289
                                                                   ------------
            Packaged Software (3.0%)
 163,600    Red Hat, Inc.*                                            4,808,204
 138,700    Salesforce.com Inc.*                                      4,861,435
                                                                   ------------
                                                                      9,669,639
                                                                   ------------
            Personnel Services (2.2%)
 123,000    Monster Worldwide, Inc.*                                  7,060,200
                                                                   ------------
            Recreational Products (2.6%)
 147,400    Electronic Arts, Inc.*                                    8,372,320
                                                                   ------------
            Semiconductors (1.4%)
  78,600    Marvell Technology Group, Ltd. (Bermuda)*                 4,487,274
                                                                   ------------
            Services to the Health Industry (2.3%)
 111,684    Stericycle, Inc.*                                         7,353,275
                                                                   ------------
            Specialty Telecommunications (2.6%)
 254,096    Crown Castle International Corp.*                         8,550,330
                                                                   ------------
            Wireless Telecommunications (3.1%)
 271,100    America Movil S.A. de C.V. (Series L) (ADR)
            (Mexico)                                                 10,006,301
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $239,615,288)                                     315,461,125
                                                                   ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.6%)
            REPURCHASE AGREEMENT
  $8,212    Joint repurchase agreement account 4.775%
            due 05/01/06 (dated 04/28/06; proceeds
            $8,215,268) (a)
            (Cost $8,212,000)                                         8,212,000
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $247,827,288) (b)                        100.2%   323,673,125

            LIABILITIES IN EXCESS OF OTHER ASSETS           (0.2)      (540,958)
                                                           -----   ------------
            NET ASSETS                                     100.0%  $323,132,167
                                                           =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $82,913,474 and the aggregate gross unrealized depreciation is $7,067,637, resulting in net unrealized appreciation of $75,845,837.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                        2

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
June 20, 2006


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